DERIVATIVE WARRANTS LIABILITY	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE WARRANTS LIABILITY

NOTE 12 - DERIVATIVE WARRANTS LIABILITY

A.	Warrants granted to investors through private placement transactions

The Company allocated approximately $20, $244 and $168, for the years ended December 31, 2018, 2016 and 2015, respectively, of proceeds from its units that were issued under Private Placement transactions to the fair value of 600,000, 4,518,406 and 3,106,000 warrants issued during the years ended December 31, 2018, 2016 and 2015, respectively. These warrants were classified as financial liability because of provisions in such warrants that allow for the net cash settlement of such warrants in the event of certain fundamental transactions, as defined in the warrant agreement (some of which are not considered solely within the control of the Company). The estimated fair value of this derivative liability for such warrants as of December 31, 2020 and 2019, was $54 and $11, respectively.

B.	Warrants granted to lenders and placement agent through Convertible Bridge Loans transactions

The Company allocated approximately $205 for the year ended December 31, 2019, of proceeds from its units that were issued under convertible bridge loans transactions to the fair value of certain warrants issued during the year ended December 31, 2019 (the First Warrant as described in Note 11A). In addition, the Company has an obligation to issue warrants in total amount of $79 to the placement agent in connection with the convertible bridge loans transactions (see also Note 11A). These warrants were classified as financial liability because of provisions in such warrants that that permit the holders to receive a variable number of shares of common stock upon exercise (see also Note 2Z). The estimated fair value of derivative liability for such warrants as of December 31, 2020 and 2019, was $247 and $741, respectively.

C.	The remaining outstanding warrants and terms as of December 31, 2020 and 2019 is as follows:

Issuance date	Outstanding as of December 31, 2019	Outstanding as of December 31, 2020	Exercise Price	Exercisable as of December 31, 2020	Exercisable Through

Series (2015)	1,502,500	1,502,500	$0.5	1,502,500	April 2021
Series (2016)	375,000	375,000	$0.5	375,000	March 2022
Series (2018)	600,000	600,000	$0.125	600,000	November 2021
2019 warrants	(*)	(*)	(*)	-	(**)
	2,477,500	2,477,500		2,477,500

(*)	The number of shares to be issued upon the exercise of derivative liabilities related to warrants instruments has not been determined as such warrants provide the Lenders with 25% warrant coverage, with the warrant exercise price to be equal to the offering price in the Company’s proposed public offering, or, in the event the Loan Amount are converted into ordinary shares, the warrant exercise price will be equal to the applicable closing bid price of the Company’s shares at the time of the conversion of the Loan Amount. However, based on the share price of the Company as of December 31, 2019 and 2020, the number of the warrants would have been 20,896,789 and 3,351,586 shares, respectively.

(**)	The exercise period is three years from the date of the determination of the exercise price.

The Company uses the Black-Scholes valuation model to estimate fair value of these warrants. In using this model, the Company makes certain assumptions about risk-free interest rates, dividend yields, expected stock price volatility, expected term of the warrants and other assumptions. Expected volatility was calculated based upon historical volatility of peer companies in the same industry on weekly basis since the marketability of the Company is considered low. Risk-free interest rates are derived from the yield on U.S. Treasury debt securities. Dividend yields are based on historical dividend payments, which have been zero to date. The expected term of the warrants is based on the time to expiration of the warrants from the measurement date.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 12 - DERIVATIVE WARRANTS LIABILITY (CONT.)

D.	The following table summarizes the observable inputs used in the valuation of the derivative warrant liabilities as of December 31, 2020 and 2019:

	As of December 31, 2020			As of December 31, 2019
	Series (2015)	Series (2016)	Series (2018)	Series (2015)	Series (2016)	Series (2018)
Share price (U.S. dollars)	$0.075	$0.075	$0.075	$0.04	$0.04	$0.04
Exercise price (U.S. dollars)	$0.50	$0.50	$0.50	$0.50	$0.50	$0.125
Expected volatility	144.63%	209.19%	238.82%	109.15%	122.46%	102.92%
Risk-free interest rate	0.09%	0.09%	0.09%	1.59%	1.58%	1.58%
Dividend yield	-	-	-	-	-	-
Expected term (years)	0.35	1.21	0.88	1.35	2.21	1.88

	First Warrant
	Closing Date	As of December 31, 2019	As of December 31, 2020
Share price (U.S. dollars)	$ 0.12-$0.26	$0.04	$0.075
Exercise price (U.S. dollars)	$ 0.12-$0.26	$0.018	$0.04
Expected volatility	125.31%-129.94%	102.55%-125.71%	105.77%-113.53%
Risk-free interest rate	1.74%-2.56%	1.58%-1.62%	0.11%-0.13%
Dividend yield	-	-	-
Expected term (years)	2.38	1.96-2.99	1.50-1.91
Probability for uplisting	75%	75%	75%

	Series (2015)	Series (2016)	Series (2018)	2019 Warrant	Placement Agent Warrant	Total
Balances at December 31, 2018	$6	$3	$19	$-	$-	$28
Granted	-	-	-	205	(***) 79	284
Amount classified to equity upon determination of the exercise price (*)	-	-	-	(60)	-	(60)
Expired	-	(**)	-	-	-	(**)
Changes in fair value	(4)	-	(13)	517	-	500
Balances at December 31, 2019	$2	$3	$6	$662	$79	$752
Amount classified to equity upon determination of the exercise price (*)	-	-	-	(651)	-	(651)
Modification of convertible bridge loans transactions	-	-	-	(727)	-	(727)
Changes in fair value	9	10	24	884	-	927
Balances at December 31, 2020	$11	$13	$30	$168	$79	$301

(*)	Following the partial conversion of certain convertible bridge loans into ordinary shares (see also Note 11), the right that was granted to the lenders to receive a variable number of shares of common stock upon exercise of certain warrants has been lapsed and accordingly the applicable amount was reclassified from non-current financial liability into additional paid-in capital.

(**)	Representing amount lower than $1.

(***)	The fair value of the Placement Agent Warrant is equal to 8% of the total proceeds received by the Company from introduced investor and/or lenders by the Placement Agent (see also Note 11).

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)